SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income tax payable	$ 1,188,274	$ 683,862
Service tax payable	215,854	190,972
Total	$ 1,404,128	$ 874,834